Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Current:
Federal
State and local			228,972
Total current provision			228,972
Deferred:
Federal
State and local
Total deferred provision
Total provision			$ 228,972